Leases (Tables)	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Summary of Lease Asset and Liability	The consolidated balance sheet shows the following amounts relating to leases:

	Consolidated
	June 30, 2024	June 30, 2023
Right-of-use Assets	$	$
Buildings	616,578	385,369

	616,578	385,369

Summary of Aging of Lease Liabilities

	Consolidated
	June 30, 2024	June 30, 2023
Lease Liabilities	$	$
Current	233,619	185,205
Non-current	399,409	207,617

Balance at June 30, 2024	633,028	392,822

Summary of Recognised ROU Assets
The recognised ROU assets are comprised solely of property leases in Germany and France. Movements during the fiscal years June 30, 2024 and June 30, 2023 are as follows:

ROU asset	A$
Opening balance of ROU asset as at July 1, 2022	270,147
Lease addition and modification for the fiscal year ended June 30, 2023	311,986
Lease disposals for the financial year ended June 30, 2023	—
Depreciation for the fiscal year ended June 30, 2023	(202,605)
Foreign exchange differences	5,841
Closing balance of ROU asset as at June 30, 2023	385,369
Opening balance of ROU asset as at July 1, 2023	385,369
Lease addition and modification for the fiscal year ended June 30, 2024	491,901
Lease disposals for the financial year ended June 30, 2024	(8,145)
Depreciation for the fiscal year ended June 30, 2024	(248,764)
Foreign exchange differences	(3,783)
Closing balance of ROU asset as at June 30, 2024	616,578

Summary of Movement of Lease Liabilities
For the fiscal years June 30, 2024 and June 30, 2023, movement of lease liabilities and aging presentation are as follows:

	Consolidated
	June 30, 2024	June 30, 2023
Lease Liabilities Reconciliation	$	$
Opening Balance	392,822	280,869
Lease additions and modifications	482,717	311,986
Interest charged for the year	30,272	8,678
Disposals	(8,145)	—
Principal paid for the year	(226,494)	(211,974)
Interest expense paid for the year	(30,328)	(8,818)
Foreign exchange adjustments	(7,816)	12,081

Closing Balance	633,028	392,822

Summary of Maturity Analysis of Lease Liabilities
The table below shows the Group’s lease liabilities in relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Lease Liabilities	Less than 1 year $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cash flows $	Carrying amount $
2024	264,842	175,428	265,907	—	706,177	633,028
2023	194,688	212,952	—	—	407,640	392,822